Personnel expenses and employee information (Tables)	12 Months Ended
Dec. 31, 2022
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Wages and salaries	2,519.6	2,842.7	3,502.5
Social security expenses	208.1	249.8	300.7
Pension and retirement expenses	182.6	229.2	255.9
Share-based payments	53.9	117.5	68.9
Personnel expenses	2,964.2	3,439.2	4,128.0

Average Number of Payroll Employees in FTEs	The average number of payroll employees in FTEs was:

Average number of payroll employees in FTEs	2020	2021	2022
Netherlands	12,812	14,222	16,722
Worldwide (including Netherlands)	24,727	28,223	33,071

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

Year ended December 31 (in FTE)	2020	2021	2022
Customer Support	6,429	7,485	8,901
Manufacturing and Supply Chain Management	7,680	8,237	9,953
Strategic Supply Management	346	707	1,541
General & Administrative	2,061	2,761	3,768
Sales and Mature Products and Services	744	766	742
Research & Development	10,813	12,060	14,181
Total	28,073	32,016	39,086
Less: Temporary employees	1,459	2,155	2,974
Payroll employees	26,614	29,861	36,112

Schedule of Short-Term Incentives
The STI bonus expenses for the (former) Board of Management and other employees were as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Board of Management	5.4	4.4	3.8
Former Board of Management	—	0.2	—
Other employees	402.5	423.5	629.6
Total STI bonus expenses	407.9	428.1	633.4